Submission	Jul. 30, 2026
Submission [Line Items]
Central Index Key	0001609211
Registrant Name	AMG Pantheon Fund, LLC
Form Type	N-2
Submission Type	N-2
Fee Exhibit Type	EX-FILING FEES